Summary of Significant Accounting Policies - Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents	$ 7,376	$ 15,542	$ 15,507	$ 7,081
Restricted cash	137	100	137
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$ 7,513		$ 15,644
ASU 2016-18 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents		15,542		7,081
Restricted cash		137		137
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows		$ 15,679		$ 7,218